PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	December 31,
	2023	2022
Equipment	11,900	9,553
Furniture, fixture, and fittings and other	3,672	3,108
Total gross value	15,573	12,661
Less: accumulated depreciation and amortization	(9,686)	(8,916)
Total	5,887	3,745

Schedule of Finance lease right-of-use assets

	December 31,
	2023	2022
Facilities	242	269
Equipment	220	220
Vehicles and IT equipment	828	780
Total gross value	1,290	1,269
Less: accumulated depreciation and amortization	705	813
Total	585	455